Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based compensation expense
Stock-Based Compensation Expense

(Millions)	2021	2020	2019
Cost of sales	$47	$50	$47
Selling, general and administrative expenses	185	169	185
Research, development and related expenses	42	43	46
Stock-based compensation expenses	274	262	278
Income tax benefits	(100)	(82)	(141)
Stock-based compensation expenses (benefits), net of tax	$174	$180	$137

Stock option activity
The following table summarizes stock option activity for the years ended December 31:

	2021		2020		2019
(Options in thousands)	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Under option —
January 1	35,401	$156.23	33,675	$151.15	34,569	$138.98
Granted	3,612	175.04	4,777	157.25	3,434	200.80
Exercised	(4,163)	110.20	(2,759)	93.23	(4,193)	89.89
Forfeited	(290)	182.63	(292)	181.33	(135)	201.27
December 31	34,560	163.52	35,401	156.23	33,675	151.15
Options exercisable
December 31	26,956	$161.25	27,537	$149.67	26,487	$136.75

Stock option assumptions
Stock Option Assumptions

	Annual
	2021	2020	2019
Exercise price	$175.04	$157.24	$201.12
Risk-free interest rate	0.8%	1.5%	2.6%
Dividend yield	2.8%	2.7%	2.5%
Expected volatility	22.6%	19.7%	20.4%
Expected life (months)	83	78	79
Black-Scholes fair value	$25.33	$21.58	$34.19

Restricted stock and restricted stock units activity
The following table summarizes restricted stock and restricted stock unit activity for the years ended December 31:

	2021		2020		2019
(Shares in thousands)	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested balance —
As of January 1	1,722	$189.78	1,573	$201.11	1,789	$180.02
Granted
Annual	822	176.82	733	157.29	564	200.41
Other	—	—	45	159.49	15	180.08
Vested	(462)	228.94	(570)	176.20	(732)	149.33
Forfeited	(95)	176.13	(59)	196.31	(63)	192.52
As of December 31	1,987	175.96	1,722	189.78	1,573	201.11

Performance shares activity
The following table summarizes performance share activity for the years ended December 31:

	2021		2020		2019
(Shares in thousands)	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Undistributed balance —
As of January 1	423	$188.61	444	$205.58	562	$188.96
Granted	166	176.79	203	153.16	166	207.49
Distributed	(115)	228.80	(206)	190.84	(210)	162.16
Performance change	40	176.35	25	166.49	(48)	204.73
Forfeited	(33)	171.35	(43)	172.92	(26)	209.96
As of December 31	481	175.12	423	188.61	444	205.58